Share-Based Compensation - Summary Of Restricted Share Unit And Restricted Stock Activity (Parenthetical) (Detail) - Maximum [Member] - Restricted Stock And Restricted Stock Unit [Member] - Two Thousand And Nineteen Lions Gate Plan [Member] - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
shares in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options granted during the period	0.1
Share based compensation by share based award equity instruments other than options vested during the period	$ 40.0	$ 51.0	$ 26.0